November 1, 2002

       SUPPLEMENT TO THE MARCH 1, 2002 CLASS A, CLASS B AND CLASS C SHARES
                     PROSPECTUS FOR PIONEER HIGH YIELD FUND

The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets                 CLASS A           CLASS B           CLASS C
------------------------------------------------------- ----------------- ----------------- -----------------
Management Fee                                                     0.69%             0.69%             0.69%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Distribution and Service (12b-1) Fee                               0.25%             1.00%             1.00%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Other Expenses                                                     0.30%             0.31%             0.28%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Total Annual Fund Operating Expenses(2)                            1.24%             2.00%             1.97%
------------------------------------------------------- ----------------- ----------------- -----------------

  (2) Through October 31, 2005, Pioneer may recover expenses that it incurred under the prior expense limitation (within three years of being incurred) from the fund to the extent the expense ratio of the Class A shares is less than 1.00%. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced.


EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                ------------------------------------------------------------------------------
                       NUMBER OF YEARS YOU OWN YOUR SHARES
                ------------------------------------------------------------------------------
                --------- ------- -------- -------- -- --------- --------- -------- ----------
                   1        3        5       10           1         3         5        10
   ------------ --------- ------- -------- -------- -- --------- --------- -------- ----------
   Class A          $571    $826   $1,100   $1,882         $571      $826   $1,100     $1,882
   ------------ --------- ------- -------- -------- -- --------- --------- -------- ----------
   ------------ --------- ------- -------- -------- -- --------- --------- -------- ----------
   Class B           603     927    1,278    2,131          203       627    1,078      2,131
   ------------ --------- ------- -------- -------- -- --------- --------- -------- ----------
   ------------ --------- ------- -------- -------- -- --------- --------- -------- ----------
   Class C           397     712    1,152    2,373          298       712    1,152      2,373
   ------------ --------- ------- -------- -------- -- --------- --------- -------- ----------






                                                                   12604-00-1002
                                        (C) 2002 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds